Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets
5.	Intangible Assets

Intangible assets consisted of the following as of December 31:

	2024	2023
Domain names	$2,191,454	$2,188,489
Less accumulated amortization	(274,299)	(201,299)
	$1,917,155	$1,987,190

Amortization expense on intangible assets for the years ended December 31, 2024, 2023 and 2022 was $73.0 thousand, $73.0 thousand and $73.0 thousand, respectively.